Leases (Details 3) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	¥ 7,885
2024	5,322
2025	3,417
2026	2,278
2027	1,633
2028 and thereafter	5,298
Total lease payments	25,833
Less: interest	(3,167)
Present value of operating lease liabilities	¥ 22,666	¥ 20,386